Income Taxes - Schedule of Effect of Tax Holiday (Parentheticals) (Details) - ¥ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Effect of Tax Holiday [Line Items]
Diluted net loss per share effect	¥ 0.02	¥ 0.02	¥ 0.05